UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	June 30, 2009

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	69

Form 13F Information Table Value Total:	$ 2,766,212
List of Other Included Managers:

No.	13F File Number	Name

None


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
                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

3M Company                       com           88579Y101        6133    102050 SH     SOLE                  95130     0     6920
ABB LTD-SPON ADR                 sponsored adr 000375204       71084   4504670 SH     SOLE                1754585     0  2750085
Abbott Labs                      com           002824100       78853   1676287 SH     SOLE                 705362     0   970925
Ace Ltd                          shs           h0023r105       71378   1613785 SH     SOLE                 675475     0   938310
Agrium Inc.                      com           008916108       39562    991785 SH     SOLE                 416905     0   574880
Altria Group                     com           02209S103         197     12000 SH     SOLE                      0     0    12000
American Express Co.             com           025816109        1100     47315 SH     SOLE                   3540     0    43775
Amgen Inc.                       com           031162100       62202   1174955 SH     SOLE                 459120     0   715835
Apache Corp.                     com           037411105         873     12100 SH     SOLE                      0     0    12100
AT&T Inc.                        com           00206r102       67187   2704806 SH     SOLE                1145370     0  1559436
Baker Hughes Inc.                com           057224107       21553    591452 SH     SOLE                 461752     0   129700
Bank of America Corp.            com           060505104       76158   5769575 SH     SOLE                2404866     0  3364709
Bank Of New York Mellon Corp.    com           064058100       67277   2295345 SH     SOLE                 987735     0  1307610
Berkshire Hathaway Inc.          cl a          084670108        1800        20 SH     SOLE                     20     0        0
Blackrock Muniyield Insured Fund com           09254e103         242     21300 SH     SOLE                  21300     0        0
Chevron Corp                     com           166764100       91766   1385142 SH     SOLE                 577657     1   807485
Cisco Systems Inc.               com           17275R102       78186   4192255 SH     SOLE                1561665     2  2630590
Comcast Corp. Special Cl A       cl a spl      20030N200       87270   6189371 SH     SOLE                2428094     3  3761277
ConocoPhillips                   com           20825c104       71712   1704990 SH     SOLE                 710934     4   994056
Consolidated Edison Inc.         com           209115104         337      9000 SH     SOLE                      0     5     9000
Covidien PLC                     added         g2554f105       81811   2185113 SH     SOLE                 926100     0  1259013
CSX Corp.                        com           126408103       57997   1674775 SH     SOLE                 702895     0   971880
CVS Caremark Corp.               com           126650100      107263   3365653 SH     SOLE                1312021     0  2053632
Devon Energy Corp.               com           25179M103       87636   1607996 SH     SOLE                 641057     0   966939
Dupont De Nemours                com           263534109         223      8712 SH     SOLE                   1500     0     7212
El Paso Corporation              com           28336L109       80598   8732165 SH     SOLE                3496675     0  5235490
EMC Corporation                  com           268648102        3590    274030 SH     SOLE                 274030     0        0
Exelon Corp.                     com           30161n101       78966   1541996 SH     SOLE                 653535     0   888461
GlaxoSmithKline                  sponsored adr 37733W105         483     13656 SH     SOLE                      0     0    13656
Hewlett Packard Co.              com           428236103       96569   2498540 SH     SOLE                1049515     0  1449025
Home Depot                       com           437076102         236     10000 SH     SOLE                      0     0    10000
Intel Corp.                      com           458140100         273     16500 SH     SOLE                      0     0    16500
International Business Machines Ccom           459200101       84744    811565 SH     SOLE                 342755     0   468810
Ishares Russell 1000 Value       russell1000val464287598         270      5665 SH     SOLE                   5665     0        0
ITT Corp.                        com           450911102       58118   1306020 SH     SOLE                 545505     0   760515
J.P. Morgan Chase & Co.          com           46625h100      126775   3716658 SH     SOLE                1315953     0  2400705
Johnson & Johnson                com           478160104        1381     24320 SH     SOLE                   1740     0    22580
Kraft Foods Inc-A                cl a          50075n104       78583   3101154 SH     SOLE                1313097     0  1788057
Liberty Media - Interactive A    int com ser a 53071m104         163     32515 SH     SOLE                   1331     0    31184
Liberty Media Corp Ent. Group A  ent com ser a 53071m500         694     26008 SH     SOLE                   1064     0    24944
Lowe's Cos., Inc.                com           548661107       91704   4724585 SH     SOLE                1841610     0  2882975
McDonalds Corp.                  com           580135101         230      4000 SH     SOLE                      0     0     4000
Metlife Inc.                     com           59156R108       77926   2596665 SH     SOLE                1074275     0  1522390
Microsoft Corp.                  com           594918104         238     10000 SH     SOLE                      0     0    10000
Monsanto Co.                     com           61166W101         223      3000 SH     SOLE                      0     0     3000
Morgan Stanley                   com new       617446448         382     13410 SH     SOLE                  13410     0        0
Nike Inc - Cl B                  cl b          654106103       15135    292290 SH     SOLE                 129720     0   162570
Nuveen Insured Municipal Opportuncom           670984103         303     25000 SH     SOLE                  19000     0     6000
Nuveen Select Tax-Free Income Porsh ben int    67062F100         284     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105       97642   4558470 SH     SOLE                1907830     0  2650640
Pepsico Inc.                     com           713448108         265      4825 SH     SOLE                      0     0     4825
Pfizer Inc.                      com           717081103       49106   3273725 SH     SOLE                1290840     0  1982885
Philip Morris International      com           718172109         262      6000 SH     SOLE                      0     0     6000
Praxair, Inc.                    com           74005P104       63015    886655 SH     SOLE                 390120     0   496535
Rockwell Collins Inc.            com           774341101       59469   1425095 SH     SOLE                 596055     0   829040
Stanley Works                    com           854616109         208      6153 SH     SOLE                   6153     0        0
State Street Corp.               com           857477103        4550     96390 SH     SOLE                  75790     0    20600
The Procter & Gamble Co.         com           742718109       67317   1317360 SH     SOLE                 515285     0   802075
The Walt Disney Co.              com disney    254687106         475     20350 SH     SOLE                  10350     0    10000
Thermo Fisher Scientific Inc.    com           883556102       92748   2274900 SH     SOLE                 961830     0  1313070
Time Warner Cable Inc.           com           88732J207        5411    170862 SH     SOLE                 158061     0    12801
Time Warner Inc.                 com new       887317303        1469     58319 SH     SOLE                   7319     0    51000
United Parcel Service- Cl B      cl b          911312106       70523   1410735 SH     SOLE                 597560     0   813175
United Technologies Corp.        com           913017109       86750   1669554 SH     SOLE                 695699     0   973855
Verizon Communications           com           92343v104         262      8540 SH     SOLE                      0     0     8540
Wells Fargo & Co.                com           949746101       66461   2739520 SH     SOLE                1107925     0  1631595
Western Union Co.                com           959802109         164     10000 SH     SOLE                      0     0    10000
Wyndham Worldwide Corp           com           98310w108       46780   3859705 SH     SOLE                1263530     0  2596175
Xerox                            com           984121103       25672   3961660 SH     SOLE                3177460     0   784200